Nature of the Business (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2012	Mar. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	May 11, 2012
Nature of the Business
Estimated cost of field campaign luanched for replacing battery modules and packs produced in Michigan manufacturing facility		$ 51.6
Inventory charge related to inventory produced at Michigan facilities			15.2	4.9
Amount of security for letters of credit					$ 15.0
Cash collateralization of letter of credit face amount (as a percent)	105.00%